Reconciliation to Form 5500 - Reconciliation of Net Income (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per financial statements	$ 1,184,284,542
Amounts allocated to withdrawing participants in 2025	(2,350,926)
Amounts allocated to withdrawing participants in 2024	290,735
Current year deemed distributions	(142,688)
Prior year deemed distributions	179,644
Net increase in net assets available for benefits per Form 5500, Schedule H	$ 1,182,261,307